CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 26,943	$ 16,142
Restricted deposits	501	904
Short-term bank deposits	11,050	15,250
Available-for-sale marketable securities	11,518	26,470
Trade receivables, net (net of allowance for credit losses $22,392 and $25,306 on June 30, 2025 and December 31, 2024, respectively)	20,135	16,482
Other receivables and prepaid expenses	8,641	6,317
Inventories	8,505	8,611
Total current assets	87,293	90,176
NON-CURRENT ASSETS:
Severance pay fund	243	464
Restricted deposit	329	279
Available-for-sale marketable securities	21,672	0
Operating lease right-of-use assets	6,091	6,741
Other assets	552	2,151
Property and equipment, net	6,039	7,692
Intangible assets, net	0	305
Goodwill	31,833	31,833
Total non-current assets	66,759	49,465
Total assets	154,052	139,641
CURRENT LIABILITIES:
Trade payables	924	946
Employees and payroll accruals	8,780	8,208
Deferred revenues	20,647	17,054
Short-term operating lease liabilities	484	562
Other payables and accrued expenses	10,996	9,200
Total current liabilities	41,831	35,970
LONG-TERM LIABILITIES:
Deferred revenues	6,079	7,136
Long-term operating lease liabilities	5,611	5,807
Accrued severance pay	814	946
Convertible debt	0	39,973
Total long-term liabilities	12,504	53,862
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at June 30, 2025, and December 31, 2024; Issued: 47,290,301 and 40,346,993 shares at June 30, 2025 and December 31, 2024, respectively; Outstanding: 46,474,301 and 39,530,993 shares at June 30, 2025 and December 31, 2024, respectively.	1,216	1,012
Additional paid-in capital	367,190	318,138
Treasury share at cost - 816,000 shares at June 30, 2025 and December 31, 2024.	(3,998)	(3,998)
Accumulated other comprehensive income	3,030	357
Accumulated deficit	(267,721)	(265,700)
Total shareholders' equity	99,717	49,809
Total liabilities and shareholders' equity	$ 154,052	$ 139,641